Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2015
Cash flows from operating activities:
Net loss	$ (2,524)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17
Stock-based compensation	42
Fair value of warrants issued to employees for bonuses	244
Fair value of warrants issued to service providers	18
Non-cash interest expense	48
Changes in assets and liabilities:
Accounts receivable	(29)
Inventory	(36)
Prepaid expenses and other current assets	(6)
Other noncurrent assets	(4)
Accounts payable	196
Accrued liabilities	360
Net cash used in operating activities	(1,674)
Cash flows from financing activities:
Proceeds from note payable	1,000
Net cash provided by financing activities	1,000
Net decrease in cash and cash equivalents	(674)
Cash and cash equivalents - beginning of period	895 [1]
Cash and cash equivalents - end of period	221
Supplemental disclosure:
Cash paid for interest	35
Cash paid for income taxes	$ 1

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.